Discontinued Operations - Activity of Energy Commodity Contracts Designated as Cash Flow Hedges (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Amount of net pre-tax loss arising during the period included in Accumulated Other Comprehensive Loss										$ (100)
Income from Discontinued Operations, Net of Income Taxes	1	8	9	8	(11)	2	8	26	(1)	(87)
Total net pre-tax loss reclassified into Income from Discontinued Operations, Net of Income Taxes								39	81	135
Net pre-tax gain on commodity derivatives included in Accumulated Other Comprehensive Loss								$ 39	$ 81	$ 35